Cash and Cash Equivalents and Deposits in Banks	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents and Deposits in Banks
4.	Cash and Cash Equivalents and Deposits in Banks
Cash and cash equivalents and deposits in banks as of December 31, 2019 and December 31, 2020 are as follows:

( In millions of won )
	December 31, 2019		December 31, 2020
Current assets
Cash and cash equivalents
Cash	~~W~~	375	156
Demand deposits		3,335,628	4,217,943

	~~W~~	3,336,003	4,218,099

Deposits in banks
Time deposits	~~W~~	1,500	1,800
Restricted deposits(*)		77,257	76,852

	~~W~~	78,757	78,652

Non-current assets
Deposits in banks
Restricted deposits(*)	~~W~~	11	11

	~~W~~	3,414,771	4,296,762

(*)
Includes funds deposited under agreements on mutually beneficial cooperation to aid LG Group companies’ suppliers, restricted deposits pledged to enforce the Group’s investment plans upon the receipt of grants from Gumi city and Gyeongsangbuk-do, and others.